UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
November 30, 2023
SEMIANNUAL Report
T. ROWE PRICE
Retirement I Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Retirement I Funds
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Retirement I Funds
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced mixed returns during the first half of your fund’s fiscal year, the six-month period ended November 30, 2023.
Nearly all equity benchmarks finished the period with positive results after a strong rally in November; however, rising U.S. Treasury yields left some fixed income sectors in negative territory.
Within the S&P 500 Index, the financials sector recovered from the failure of three large regional banks earlier in the year and recorded the best results for the period. The information technology sector also delivered strong gains as technology companies benefited from investor enthusiasm for artificial intelligence developments. Outside the U.S., stocks in developed markets generally outpaced their counterparts in emerging markets, although emerging
Europe and Latin America produced very strong returns at the regional level.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 5.2% in the third quarter’s revised estimate, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Although year-over-year earnings growth contracted in the first and second quarters of 2023, results were better than expected, and earnings growth turned positive again in the third quarter.
Inflation remained a concern for both investors and policymakers, but lower-
than-expected inflation data in November helped spur a rally late in the period as many investors concluded that the Federal Reserve had reached the end of its hiking cycle. The Fed raised its short-term lending benchmark rate to a target range of 5.25% to 5.50% in July, the highest level since March 2001, and then held rates steady for the remainder of the period.
Despite a drop in yields as investor sentiment shifted in November, intermediate- and longer-term U.S. Treasury yields finished the period notably higher. After starting the period at 3.64%, the yield on the benchmark 10-year
Treasury note briefly reached 5.00% in October for the first time since late
2007 before falling to 4.37% by the end of November. The rise in yields led to negative returns in some fixed income sectors, but both investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year as well as by increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment

T. ROWE PRICE Retirement I Funds

makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission adopted new rules recently that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
Although semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Retirement I Funds
Portfolio Summary

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Retirement Balanced I Fund – I  Class
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 3.81% 3.62% Equity Index 500
5.90 5.99 Growth Stock
3.05 3.34 U.S. Large-Cap Core
5.90 5.71 Value
0.38 0.39 U.S. Equity Research
U.S. Mid-Cap Stocks 1.19  1.47  Mid-Cap Growth
1.19 1.27 Mid-Cap Value
U.S. Small-Cap Stocks 0.79  0.61  New Horizons
0.79 0.96 Small-Cap Stock
0.79 0.84 Small-Cap Value
International Developed 2.89  2.54  International Stock
Market Stocks 2.89 2.62 International Value Equity
2.89 2.96 Overseas Stock
International Emerging
Market Stocks
0.77  1.10  Emerging Markets Discovery
Stock
0.77 0.91 Emerging Markets Stock
Inflation Focused Stocks 2.00  2.47  Real Assets
Hedged Equity 4.00  3.88  Hedged Equity
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 40.00  40.68
Core Fixed Income 4.00  3.75  Dynamic Global Bond
6.00 5.46 International Bond (USD Hedged)
18.00 15.50 New Income
Diversifying Fixed Income 1.73  1.35  Dynamic Credit
3.46 3.76 Emerging Markets Bond
1.04 1.34 Floating Rate
2.42 3.54 High Yield
20.00 19.44 Limited Duration Inflation
Focused Bond
3.36 3.30 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  1.89  Cash and Collateral
Total Bonds 60.01  59.33
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement I Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Retirement I 2005 Fund – I  Class
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 4.04% 3.84% Equity Index 500
6.26 6.33 Growth Stock
3.23 3.54 U.S. Large-Cap Core
6.26 6.06 Value
0.40 0.41 U.S. Equity Research
U.S. Mid-Cap Stocks 1.26  1.56  Mid-Cap Growth
1.26 1.34 Mid-Cap Value
U.S. Small-Cap Stocks 0.84  0.66  New Horizons
0.84 1.02 Small-Cap Stock
0.84 0.87 Small-Cap Value
International Developed 3.06  2.69  International Stock
Market Stocks 3.06 2.79 International Value Equity
3.06 3.13 Overseas Stock
International Emerging
Market Stocks
0.81  1.18  Emerging Markets Discovery
Stock
0.81 0.98 Emerging Markets Stock
Inflation Focused Stocks 2.12  2.55  Real Assets
Hedged Equity 4.24  4.10  Hedged Equity
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 42.39  43.05
Core Fixed Income 4.03  3.75  Dynamic Global Bond
6.05 5.42 International Bond (USD Hedged)
18.14 15.62 New Income
Diversifying Fixed Income 1.72  1.36  Dynamic Credit
3.44 3.76 Emerging Markets Bond
1.03 1.34 Floating Rate
2.41 3.54 High Yield
17.30 16.83 Limited Duration Inflation
Focused Bond
3.50 3.42 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  1.90  Cash and Collateral
Total Bonds 57.62  56.94
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement I Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Retirement I 2010 Fund – I  Class
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 4.38% 4.08% Equity Index 500
6.80 6.87 Growth Stock
3.51 3.84 U.S. Large-Cap Core
6.80 6.60 Value
0.44 0.44 U.S. Equity Research
U.S. Mid-Cap Stocks 1.37  1.69  Mid-Cap Growth
1.37 1.46 Mid-Cap Value
U.S. Small-Cap Stocks 0.91  0.74  New Horizons
0.91 1.12 Small-Cap Stock
0.91 0.97 Small-Cap Value
International Developed 3.33  2.92  International Stock
Market Stocks 3.33 3.04 International Value Equity
3.33 3.40 Overseas Stock
International Emerging
Market Stocks
0.88  1.28  Emerging Markets Discovery
Stock
0.88 1.06 Emerging Markets Stock
Inflation Focused Stocks 2.30  2.81  Real Assets
Hedged Equity 4.61  4.47  Hedged Equity
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 46.06  46.79
Core Fixed Income 3.87  3.59  Dynamic Global Bond
5.80 5.24 International Bond (USD Hedged)
17.39 14.92 New Income
Diversifying Fixed Income 1.62  1.29  Dynamic Credit
3.24 3.55 Emerging Markets Bond
0.97 1.27 Floating Rate
2.27 3.34 High Yield
15.30 14.74 Limited Duration Inflation
Focused Bond
3.50 3.40 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  1.87  Cash and Collateral
Total Bonds 53.96  53.21
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement I Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Retirement I 2015 Fund – I  Class
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 4.67% 4.30% Equity Index 500
7.24 7.34 Growth Stock
3.74 4.11 U.S. Large-Cap Core
7.24 6.96 Value
0.47 0.47 U.S. Equity Research
U.S. Mid-Cap Stocks 1.46  1.80  Mid-Cap Growth
1.46 1.56 Mid-Cap Value
U.S. Small-Cap Stocks 0.97  0.79  New Horizons
0.97 1.19 Small-Cap Stock
0.97 1.03 Small-Cap Value
International Developed 3.54  3.12  International Stock
Market Stocks 3.54 3.24 International Value Equity
3.54 3.63 Overseas Stock
International Emerging
Market Stocks
0.94  1.36  Emerging Markets Discovery
Stock
0.94 1.12 Emerging Markets Stock
Inflation Focused Stocks 2.45  3.01  Real Assets
Hedged Equity 4.91  4.68  Hedged Equity
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 49.05  49.71
Core Fixed Income 3.77  3.51  Dynamic Global Bond
5.65 5.06 International Bond (USD Hedged)
16.94 14.54 New Income
Diversifying Fixed Income 1.56  1.24  Dynamic Credit
3.12 3.43 Emerging Markets Bond
0.94 1.22 Floating Rate
2.18 3.25 High Yield
13.30 12.71 Limited Duration Inflation
Focused Bond
3.50 3.39 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  1.94  Cash and Collateral
Total Bonds 50.95  50.29
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement I Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Retirement I 2020 Fund – I  Class
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 4.99% 5.14% Equity Index 500
7.73 8.02 Growth Stock
3.99 4.38 U.S. Large-Cap Core
7.73 7.48 Value
0.50 0.50 U.S. Equity Research
U.S. Mid-Cap Stocks 1.56  1.93  Mid-Cap Growth
1.56 1.67 Mid-Cap Value
U.S. Small-Cap Stocks 1.04  0.84  New Horizons
1.04 1.26 Small-Cap Stock
1.04 1.11 Small-Cap Value
International Developed 3.79  3.32  International Stock
Market Stocks 3.79 3.46 International Value Equity
3.79 3.89 Overseas Stock
International Emerging
Market Stocks
1.00  1.45  Emerging Markets Discovery
Stock
1.00 1.18 Emerging Markets Stock
Inflation Focused Stocks 2.62  3.20  Real Assets
Hedged Equity 5.24  5.03  Hedged Equity
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 52.41  53.86
Core Fixed Income 3.63  3.36  Dynamic Global Bond
5.45 4.83 International Bond (USD Hedged)
16.34 13.99 New Income
Diversifying Fixed Income 1.48  1.18  Dynamic Credit
2.96 3.26 Emerging Markets Bond
0.89 1.16 Floating Rate
2.07 3.11 High Yield
11.30 10.74 Limited Duration Inflation
Focused Bond
3.50 3.38 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  1.13  Cash and Collateral
Total Bonds 47.62  46.14
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement I Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Retirement I 2025 Fund – I  Class
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 5.66% 5.78% Equity Index 500
8.79 9.09 Growth Stock
4.53 4.99 U.S. Large-Cap Core
8.79 8.50 Value
0.57 0.57 U.S. Equity Research
U.S. Mid-Cap Stocks 1.77  2.18  Mid-Cap Growth
1.77 1.89 Mid-Cap Value
U.S. Small-Cap Stocks 1.18  0.94  New Horizons
1.18 1.45 Small-Cap Stock
1.18 1.24 Small-Cap Value
International Developed 4.30  3.77  International Stock
Market Stocks 4.30 3.93 International Value Equity
4.30 4.43 Overseas Stock
International Emerging
Market Stocks
1.14  1.64  Emerging Markets Discovery
Stock
1.14 1.32 Emerging Markets Stock
Inflation Focused Stocks 2.93  3.59  Real Assets
Hedged Equity 4.97  4.68  Hedged Equity
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 58.50  59.99
Core Fixed Income 3.33  3.04  Dynamic Global Bond
4.99 4.35 International Bond (USD Hedged)
14.96 12.72 New Income
Diversifying Fixed Income 1.08  0.88  Dynamic Credit
2.62 2.86 Emerging Markets Bond
0.79 1.03 Floating Rate
1.83 2.74 High Yield
8.25 7.81 Limited Duration Inflation
Focused Bond
3.66 3.45 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  1.13  Cash and Collateral
Total Bonds 41.51  40.01
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement I Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Retirement I 2030 Fund – I  Class
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 7.09% 7.08% Equity Index 500
10.99 11.15 Growth Stock
5.67 6.23 U.S. Large-Cap Core
10.99 10.44 Value
0.71 0.72 U.S. Equity Research
U.S. Mid-Cap Stocks 2.22  2.71  Mid-Cap Growth
2.22 2.32 Mid-Cap Value
U.S. Small-Cap Stocks 1.48  1.15  New Horizons
1.48 1.77 Small-Cap Stock
1.48 1.51 Small-Cap Value
International Developed 5.38  4.66  International Stock
Market Stocks 5.38 4.85 International Value Equity
5.38 5.49 Overseas Stock
International Emerging
Market Stocks
1.43  2.02  Emerging Markets Discovery
Stock
1.43 1.65 Emerging Markets Stock
Inflation Focused Stocks 3.46  4.27  Real Assets
Hedged Equity 2.42  2.38  Hedged Equity
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 69.21  70.40
Core Fixed Income 2.76  2.45  Dynamic Global Bond
4.13 3.56 International Bond (USD Hedged)
12.40 10.41 New Income
Diversifying Fixed Income 0.31  0.25  Dynamic Credit
2.04 2.14 Emerging Markets Bond
0.61 0.77 Floating Rate
1.43 2.08 High Yield
3.25 3.08 Limited Duration Inflation
Focused Bond
3.88 3.58 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  1.30  Cash and Collateral
Total Bonds 30.81  29.62
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement I Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Retirement I 2035 Fund – I  Class
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 8.57% 8.52% Equity Index 500
13.28 13.17 Growth Stock
6.85 7.55 U.S. Large-Cap Core
13.28 12.51 Value
0.86 0.87 U.S. Equity Research
U.S. Mid-Cap Stocks 2.68  3.17  Mid-Cap Growth
2.68 2.76 Mid-Cap Value
U.S. Small-Cap Stocks 1.78  1.31  New Horizons
1.78 2.05 Small-Cap Stock
1.78 1.71 Small-Cap Value
International Developed 6.50  5.50  International Stock
Market Stocks 6.50 5.75 International Value Equity
6.50 6.53 Overseas Stock
International Emerging
Market Stocks
1.72  2.46  Emerging Markets Discovery
Stock
1.72 1.96 Emerging Markets Stock
Inflation Focused Stocks 4.03  4.97  Real Assets
Hedged Equity 0.00  0.00  Hedged Equity
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 80.51  80.79
Core Fixed Income 1.95  1.68  Dynamic Global Bond
2.93 2.44 International Bond (USD Hedged)
8.78 7.22 New Income
Diversifying Fixed Income 0.00  0.00  Dynamic Credit
1.24 1.30 Emerging Markets Bond
0.37 0.45 Floating Rate
0.87 1.32 High Yield
0.00 0.00 Limited Duration Inflation
Focused Bond
3.38 3.02 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  1.77  Cash and Collateral
Total Bonds 19.52  19.20
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement I Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Retirement I 2040 Fund – I  Class
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 9.56% 9.43% Equity Index 500
14.81 14.74 Growth Stock
7.64 8.40 U.S. Large-Cap Core
14.81 13.98 Value
0.96 0.96 U.S. Equity Research
U.S. Mid-Cap Stocks 2.99  3.53  Mid-Cap Growth
2.99 3.09 Mid-Cap Value
U.S. Small-Cap Stocks 1.99  1.45  New Horizons
1.99 2.27 Small-Cap Stock
1.99 1.89 Small-Cap Value
International Developed 7.25  6.14  International Stock
Market Stocks 7.25 6.39 International Value Equity
7.25 7.27 Overseas Stock
International Emerging
Market Stocks
1.92  2.74  Emerging Markets Discovery
Stock
1.92 2.18 Emerging Markets Stock
Inflation Focused Stocks 4.49  5.53  Real Assets
Hedged Equity 0.00  0.00  Hedged Equity
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 89.81  89.99
Core Fixed Income 1.02  0.79  Dynamic Global Bond
1.53 1.16 International Bond (USD Hedged)
4.59 3.47 New Income
Diversifying Fixed Income 0.00  0.00  Dynamic Credit
0.51 0.52 Emerging Markets Bond
0.15 0.19 Floating Rate
0.36 0.56 High Yield
0.00 0.00 Limited Duration Inflation
Focused Bond
2.04 1.66 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  1.65  Cash and Collateral
Total Bonds 10.20  10.00
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement I Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Retirement I 2045 Fund – I  Class
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 10.18% 10.17% Equity Index 500
15.78 15.87 Growth Stock
8.15 8.92 U.S. Large-Cap Core
15.78 14.90 Value
1.02 1.03 U.S. Equity Research
U.S. Mid-Cap Stocks 3.18  3.75  Mid-Cap Growth
3.18 3.29 Mid-Cap Value
U.S. Small-Cap Stocks 2.12  1.54  New Horizons
2.12 2.40 Small-Cap Stock
2.12 2.00 Small-Cap Value
International Developed 7.73  6.50  International Stock
Market Stocks 7.73 6.80 International Value Equity
7.73 7.73 Overseas Stock
International Emerging
Market Stocks
2.05  2.89  Emerging Markets Discovery
Stock
2.05 2.31 Emerging Markets Stock
Inflation Focused Stocks 4.79  5.86  Real Assets
Hedged Equity 0.00  0.00  Hedged Equity
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 95.71  95.96
Core Fixed Income 0.43  0.24  Dynamic Global Bond
0.65 0.35 International Bond (USD Hedged)
1.94 1.21 New Income
Diversifying Fixed Income 0.00  0.00  Dynamic Credit
0.00 0.00 Emerging Markets Bond
0.00 0.00 Floating Rate
0.00 0.00 High Yield
0.00 0.00 Limited Duration Inflation
Focused Bond
1.29 0.79 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  1.44  Cash and Collateral
Total Bonds 4.31  4.03
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement I Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Retirement I 2050 Fund – I  Class
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 10.36% 10.39% Equity Index 500
16.06 16.13 Growth Stock
8.29 9.07 U.S. Large-Cap Core
16.06 15.17 Value
1.04 1.05 U.S. Equity Research
U.S. Mid-Cap Stocks 3.24  3.81  Mid-Cap Growth
3.24 3.35 Mid-Cap Value
U.S. Small-Cap Stocks 2.16  1.56  New Horizons
2.16 2.46 Small-Cap Stock
2.16 2.04 Small-Cap Value
International Developed 7.87  6.61  International Stock
Market Stocks 7.87 6.92 International Value Equity
7.87 7.86 Overseas Stock
International Emerging
Market Stocks
2.08  2.93  Emerging Markets Discovery
Stock
2.08 2.35 Emerging Markets Stock
Inflation Focused Stocks 4.87  5.94  Real Assets
Hedged Equity 0.00  0.00  Hedged Equity
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 97.41  97.64
Core Fixed Income 0.26  0.10  Dynamic Global Bond
0.39 0.14 International Bond (USD Hedged)
1.17 0.48 New Income
Diversifying Fixed Income 0.00  0.00  Dynamic Credit
0.00 0.00 Emerging Markets Bond
0.00 0.00 Floating Rate
0.00 0.00 High Yield
0.00 0.00 Limited Duration Inflation
Focused Bond
0.78 0.30 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  1.37  Cash and Collateral
Total Bonds 2.60  2.39
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement I Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Retirement I 2055 Fund – I  Class
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 10.43% 10.39% Equity Index 500
16.16 16.22 Growth Stock
8.34 9.12 U.S. Large-Cap Core
16.16 15.26 Value
1.04 1.05 U.S. Equity Research
U.S. Mid-Cap Stocks 3.26  3.82  Mid-Cap Growth
3.26 3.37 Mid-Cap Value
U.S. Small-Cap Stocks 2.17  1.59  New Horizons
2.17 2.48 Small-Cap Stock
2.17 2.05 Small-Cap Value
International Developed 7.91  6.69  International Stock
Market Stocks 7.91 6.96 International Value Equity
7.91 7.91 Overseas Stock
International Emerging
Market Stocks
2.10  2.94  Emerging Markets Discovery
Stock
2.10 2.36 Emerging Markets Stock
Inflation Focused Stocks 4.90  5.94  Real Assets
Hedged Equity 0.00  0.00  Hedged Equity
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 97.99  98.15
Core Fixed Income 0.20  0.10  Dynamic Global Bond
0.30 0.14 International Bond (USD Hedged)
0.90 0.43 New Income
Diversifying Fixed Income 0.00  0.00  Dynamic Credit
0.00 0.00 Emerging Markets Bond
0.00 0.00 Floating Rate
0.00 0.00 High Yield
0.00 0.00 Limited Duration Inflation
Focused Bond
0.60 0.27 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  0.91  Cash and Collateral
Total Bonds 2.00  1.85
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement I Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Retirement I 2060 Fund – I  Class
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 10.43% 10.44% Equity Index 500
16.16 16.21 Growth Stock
8.34 9.11 U.S. Large-Cap Core
16.16 15.25 Value
1.04 1.05 U.S. Equity Research
U.S. Mid-Cap Stocks 3.26  3.82  Mid-Cap Growth
3.26 3.37 Mid-Cap Value
U.S. Small-Cap Stocks 2.17  1.62  New Horizons
2.17 2.48 Small-Cap Stock
2.17 2.04 Small-Cap Value
International Developed 7.91  6.65  International Stock
Market Stocks 7.91 6.94 International Value Equity
7.91 7.91 Overseas Stock
International Emerging
Market Stocks
2.10  2.94  Emerging Markets Discovery
Stock
2.10 2.36 Emerging Markets Stock
Inflation Focused Stocks 4.90  5.94  Real Assets
Hedged Equity 0.00  0.00  Hedged Equity
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 97.99  98.13
Core Fixed Income 0.20  0.10  Dynamic Global Bond
0.30 0.14 International Bond (USD Hedged)
0.90 0.43 New Income
Diversifying Fixed Income 0.00  0.00  Dynamic Credit
0.00 0.00 Emerging Markets Bond
0.00 0.00 Floating Rate
0.00 0.00 High Yield
0.00 0.00 Limited Duration Inflation
Focused Bond
0.60 0.28 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  0.89  Cash and Collateral
Total Bonds 2.00  1.84
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement I Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Retirement I 2065 Fund – I Class
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 10.43% 10.34% Equity Index 500
16.16 16.14 Growth Stock
8.34 9.12 U.S. Large-Cap Core
16.16 15.23 Value
1.04 1.05 U.S. Equity Research
U.S. Mid-Cap Stocks 3.26  3.78  Mid-Cap Growth
3.26 3.38 Mid-Cap Value
U.S. Small-Cap Stocks 2.17  1.60  New Horizons
2.17 2.48 Small-Cap Stock
2.17 2.04 Small-Cap Value
International Developed 7.91  6.69  International Stock
Market Stocks 7.91 6.95 International Value Equity
7.91 7.93 Overseas Stock
International Emerging
Market Stocks
2.10  2.99  Emerging Markets Discovery
Stock
2.10 2.36 Emerging Markets Stock
Inflation Focused Stocks 4.90  5.98  Real Assets
Hedged Equity 0.00  0.00  Hedged Equity
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 97.99  98.06
Core Fixed Income 0.20  0.10  Dynamic Global Bond
0.30 0.14 International Bond (USD Hedged)
0.90 0.43 New Income
Diversifying Fixed Income 0.00  0.00  Dynamic Credit
0.00 0.00 Emerging Markets Bond
0.00 0.00 Floating Rate
0.00 0.00 High Yield
0.00 0.00 Limited Duration Inflation
Focused Bond
0.60 0.28 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  0.98  Cash and Collateral
Total Bonds 2.00  1.93
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement I Funds

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading "Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Retirement I Funds

RETIREMENT BALANCED I FUND – I  CLASS
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Actual $1,000.00 $1,036.50 $1.73
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.30   1.72
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.34%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period.
RETIREMENT I 2005 FUND – I  CLASS
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Actual $1,000.00 $1,037.80 $1.73
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.30   1.72
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.34%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period.
RETIREMENT I 2010 FUND – I  CLASS
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Actual $1,000.00 $1,040.30 $1.73
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.30   1.72
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.34%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement I Funds

RETIREMENT I 2015 FUND – I  CLASS
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Actual $1,000.00 $1,042.10 $1.79
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.25   1.77
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.35%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period.
RETIREMENT I 2020 FUND – I  CLASS
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Actual $1,000.00 $1,045.10 $1.89
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.15   1.87
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.37%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period.
RETIREMENT I 2025 FUND – I  CLASS
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Actual $1,000.00 $1,048.90 $1.95
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.10   1.92
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.38%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement I Funds

RETIREMENT I 2030 FUND – I  CLASS
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Actual $1,000.00 $1,056.20 $2.06
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.00   2.02
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.40%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period.
RETIREMENT I 2035 FUND – I  CLASS
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Actual $1,000.00 $1,064.10 $2.17
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.90   2.12
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.42%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period.
RETIREMENT I 2040 FUND – I  CLASS
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Actual $1,000.00 $1,071.60 $2.23
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.85   2.17
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.43%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement I Funds

RETIREMENT I 2045 FUND – I  CLASS
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Actual $1,000.00 $1,075.70 $2.28
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.80   2.23
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.44%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period.
RETIREMENT I 2050 FUND – I  CLASS
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Actual $1,000.00 $1,077.70 $2.34
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.75   2.28
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.45%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period.
RETIREMENT I 2055 FUND – I  CLASS
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Actual $1,000.00 $1,078.00 $2.39
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.70   2.33
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.46%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement I Funds

RETIREMENT I 2060 FUND – I  CLASS
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Actual $1,000.00 $1,077.60 $2.39
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.70   2.33
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.46%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period.
RETIREMENT I 2065 FUND – I CLASS
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Actual $1,000.00 $1,077.50 $2.39
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.70   2.33
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.46%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period.
FUND EXPENSE EXAMPLE (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
R16-051 1/24

November 30, 2023
SemiAnnual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRPHX Retirement I 2025 Fund
– I  Class –
.

T. ROWE PRICE Retirement I 2025 Fund–I Class
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 13.09 $ 14.26 $ 15.99 $ 12.73 $ 12.42 $ 12.74
Investment activities
Net investment
income
(1)(2)
0.13 0.33 0.25 0.17 0.25 0.24
Net realized and
unrealized gain/loss 0.51 (0.46) (1.37) 3.58 0.56 (0.06)
(3)
Total from investment
activities 0.64 (0.13) (1.12) 3.75 0.81 0.18
Distributions
Net investment
income — (0.30) (0.23) (0.20) (0.25) (0.22)
Net realized gain — (0.74) (0.38) (0.29) (0.25) (0.28)
Total distributions — (1.04) (0.61) (0.49) (0.50) (0.50)
NET ASSET VALUE
End of period $ 13.73 $ 13.09 $ 14.26 $ 15.99 $ 12.73 $ 12.42

T. ROWE PRICE Retirement I 2025 Fund–I Class
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(4)(5)
4.89% (0.51)% (7.39)% 29.80% 6.34% 1.74%
Ratios to average net assets:
(2)
Gross expenses
before payments by
Price Associates
(5)
0.38%
(6)
0.39% 0.39% 0.46% 0.06% 0.01%
Net expenses after
payments by Price
Associates
(5)
0.38%
(6)
0.39% 0.39% 0.46% 0.06% 0.01%
Weighted average
net expenses of
underlying Price
Funds
(7)
0.00%
(6)
0.00% 0.00% 0.00% 0.43% 0.49%
Effective net
expenses 0.38%
(6)
0.39% 0.39% 0.46% 0.49% 0.50%
Net investment
income
(5)
1.98%
(6)
2.51% 1.61% 1.16% 1.96% 1.95%
Portfolio turnover rate
(5)
22.5% 26.2% 36.8% 46.5% 31.8% 16.4%
Net assets, end of
period (in millions) $8,161 $7,694 $7,702 $7,722 $5,632 $4,705
0% 0% 0% 0% 0% 0%

T. ROWE PRICE Retirement I 2025 Fund–I Class
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates. Effective April 22,
2020, the fund began charging an all-inclusive management fee based on the fund's average daily net assets. On that same date, the fund converted its investments from each underlying Price
Fund’s I Class to its Z Class, which has a net expense ratio of less than 0.01%.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year. The fund's total return may be higher or lower than the investment results of the individual underlying Price
Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price Funds.
However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Annualized
(7)
Reflects the indirect expense impact to the fund from its investment in the underlying Price Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Retirement I 2025 Fund–I Class
November 30, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
11/30/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 38.8%
T. Rowe Price Funds:
New Income Fund  948,937 153,065 37,646 132,311,299 1,037,321
Limited Duration Inflation
Focused Bond Fund  590,544 88,177 24,703 140,352,871 637,202
International Bond Fund (USD
Hedged)  338,947 22,870 14,283 43,040,581 355,085
U.S. Treasury Long-Term Index
Fund  288,348 34,958 16,887 38,606,060 281,438
Dynamic Global Bond Fund  236,607 32,697 10,176 31,843,242 247,741
Emerging Markets Bond Fund  220,139 17,917 16,367 26,706,666 233,416
High Yield Fund  200,521 29,326 12,987 38,817,398 223,200
Floating Rate Fund  94,861 7,407 21,412 9,076,480 83,594
Dynamic Credit Fund  – 72,336 246 8,119,218 71,449
Total Bond Mutual Funds (Cost $3,705,666) 3,170,446
EQUITY MUTUAL FUNDS 60.0%
T. Rowe Price Funds:
Growth Stock Fund  (2) 806,456 14,300 186,068 8,425,119 740,989
Value Fund  727,716 27,423 131,681 16,745,245 693,588
Equity Index 500 Fund  457,560 24,988 39,337 3,912,910 471,232
U.S. Large-Cap Core Fund  255,817 116,397 3,374 11,696,109 406,674
Hedged Equity Fund  – 373,020 1,337 36,865,106 382,291
Overseas Stock Fund  381,479 15,431 47,654 29,755,724 361,532
International Value Equity Fund  323,362 12,766 38,003 20,262,760 320,152
International Stock Fund  325,190 12,700 45,553 16,683,907 307,651
Real Assets Fund  208,086 79,569 5,298 21,515,206 292,822
Mid-Cap Growth Fund  183,570 5,368 24,659 1,763,662 177,548
Mid-Cap Value Fund  159,330 6,767 25,990 4,959,144 154,080
Emerging Markets Discovery
Stock Fund  146,970 5,911 32,476 10,243,285 134,085
Small-Cap Stock Fund  118,332 3,680 11,870 2,147,560 117,987
Emerging Markets Stock Fund  123,590 4,961 25,308 3,149,038 107,319
Small-Cap Value Fund  98,002 4,211 6,895 2,069,354 101,191
New Horizons Fund  (2) 78,094 3,468 8,486 1,486,560 76,989
U.S. Equity Research Fund  168,677 780 132,381 1,036,897 46,712
Total Equity Mutual Funds (Cost $4,239,638) 4,892,842
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  967 287,469 287,870 5,421 539
Total Other Mutual Funds (Cost $538) 539

T. ROWE PRICE Retirement I 2025 Fund–I Class

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
11/30/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.1%
T. Rowe Price U.S. Treasury
Money Fund, 5.43%  (3) 206,468 504,548 619,072 91,943,874 91,944
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 5.355%,
2/6/24  (4) 8,000,000 7,922
Total Short-Term Investments (Cost $99,865) 99,866
Total Investments in Securities
100.0% of Net Assets (Cost $8,045,707) $ 8,163,693
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at  www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At November 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement I 2025 Fund–I Class

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 282 S&P 500 E-Mini Index contracts 12/23 (64,532) $ (815)
Net payments (receipts) of variation margin to date 568
Variation margin receivable (payable) on open futures contracts $ (247)

T. ROWE PRICE Retirement I 2025 Fund–I Class

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (1) $ (641) $ 556
Dynamic Global Bond Fund  (1,039) (11,387) 5,434
Emerging Markets Bond Fund  (3,806) 11,727 7,403
Emerging Markets Discovery Stock Fund  (5,599) 13,680 —
Emerging Markets Stock Fund  (4,550) 4,076 —
Equity Index 500 Fund  14,613 28,021 3,641
Floating Rate Fund  (871) 2,738 4,196
Growth Stock Fund  (12,575) 106,301 —
Hedged Equity Fund  31 10,608 —
High Yield Fund  (1,126) 6,340 8,031
International Bond Fund (USD Hedged)  (1,914) 7,551 5,983
International Stock Fund  (1,726) 15,314 —
International Value Equity Fund  2,204 22,027 —
Limited Duration Inflation Focused Bond Fund  (1,981) (16,816) 25,505
Mid-Cap Growth Fund  (1,709) 13,269 —
Mid-Cap Value Fund  477 13,973 —
New Horizons Fund  (1,890) 3,913 —
New Income Fund  (4,788) (27,035) 22,235
Overseas Stock Fund  1,149 12,276 —
Real Assets Fund  108 10,465 —
Small-Cap Stock Fund  (1,291) 7,845 —
Small-Cap Value Fund  (154) 5,873 —
Transition Fund  (1,930) (27) 303
U.S. Equity Research Fund  3,458 9,636 —
U.S. Large-Cap Core Fund  518 37,834 —
U.S. Treasury Long-Term Index Fund  (6,294) (24,981) 5,392
Value Fund  (6,532) 70,130 —
U.S. Treasury Money Fund, 5.43% — — 5,132
Totals $ (37,218)# $ 332,710 $ 93,811+

T. ROWE PRICE Retirement I 2025 Fund–I Class

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $91 of the net realized gain
(loss).
+ Investment income comprised $93,811 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2025 Fund–I Class
November 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $8,045,707) $ 8,163,693
Receivable for investment securities sold 6,207
Receivable for shares sold 5,899
Total assets 8,175,799
Liabilities
Payable for shares redeemed 12,092
Investment management and administrative fees payable 2,517
Variation margin payable on futures contracts 247
Total liabilities 14,856
NET ASSETS $ 8,160,943
Net Assets Consist of:
Total distributable earnings (loss) $ 143,557
Paid-in capital applicable to 594,441,654 shares of $0.0001 par value capital stock outstanding; 30,000,000,000 shares of the
Corporation authorized 8,017,386
NET ASSETS $ 8,160,943
NET ASSET VALUE PER SHARE $ 13.73

T. ROWE PRICE Retirement I 2025 Fund–I Class
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Investment Income (Loss)
Income
Income distributions from underlying Price Funds $ 93,811
Interest 254
Total income 94,065
Investment management and administrative expense 15,115
Net investment income 78,950
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Sales of underlying Price Funds (37,309)
Futures 4,143
Capital gain distributions from underlying Price Funds 91
Net realized loss (33,075)
Change in net unrealized gain / loss
Underlying Price Funds 332,710
Securities 1
Futures 817
Change in net unrealized gain / loss 333,528
Net realized and unrealized gain / loss 300,453
INCREASE IN NET ASSETS FROM OPERATIONS
$ 379,403

T. ROWE PRICE Retirement I 2025 Fund–I Class
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 78,950 $ 187,229
Net realized gain (loss) (33,075) 156,860
Change in net unrealized gain / loss 333,528 (386,771)
Increase (decrease) in net assets from operations 379,403 (42,682)
Distributions to shareholders
Net earnings – (567,194)
Capital share transactions
*
Shares sold 827,298 1,711,155
Distributions reinvested – 560,712
Shares redeemed (740,177) (1,669,687)
Increase in net assets from capital share
transactions 87,121 602,180
Net Assets
Increase (decrease) during period 466,524 (7,696)
Beginning of period 7,694,419 7,702,115
End of period $ 8,160,943 $ 7,694,419
*Share information (000s)
Shares sold 61,629 128,467
Distributions reinvested – 44,893
Shares redeemed (55,078) (125,753)
Increase in shares outstanding 6,551 47,607

T. ROWE PRICE Retirement I 2025 Fund–I Class
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Retirement I 2025 Fund
– I Class (the fund) is a diversified, open-end management investment company and is one of the portfolios established by the corporation. The fund invests in a portfolio of other T. Rowe Price stock and bond funds (underlying Price Funds) that represent various asset classes and sectors. The fund’s allocation among underlying Price Funds will change, and its asset mix will become more conservative over time. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund’s shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. On June 26, 2023, the Board approved the reorganization of the fund into the T. Rowe Price Retirement 2025 Fund (Acquiring fund). The reorganization will be structured as a tax-free reorganization for federal income tax purposes, under which the Acquiring fund will acquire substantially all of the assets and liabilities of the fund in exchange for I Class shares of the Acquiring fund. On November 15, 2023, the fund closed to new investors and new accounts.
The reorganization is anticipated to close on or about February 16, 2024. After the reorganization, the fund will be formally terminated.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards
Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations of the underlying Price Funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying
Price Funds.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded

T. ROWE PRICE Retirement I 2025 Fund–I Class

as income tax expense. Dividends received from underlying Price Fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Income and capital gain distributions from the underlying Price Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, the fund may distribute shares of the underlying Price Funds rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed shares of the underlying Price Funds on the date of redemption exceeds the cost of those shares. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain
(loss) to paid-in capital. During the six months ended November 30, 2023, the fund realized $6,527,000 of net gain on $50,152,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing NAV per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When

T. ROWE PRICE Retirement I 2025 Fund–I Class

valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates,
Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the
Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication

T. ROWE PRICE Retirement I 2025 Fund–I Class

of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2023 (for further detail by category, please refer to the accompanying
Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
The fund may use derivatives in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation and rebalancing. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 3,170,446 $ — $ — $ 3,170,446
Equity Mutual Funds 4,892,842 — — 4,892,842
Other Mutual Funds 539 — — 539
Short-Term Investments 91,944 7,922 — 99,866
Total $ 8,155,771 $ 7,922 $ — $ 8,163,693
Liabilities
Futures Contracts* $ 815 $ — $ — $ 815
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement I 2025 Fund–I Class

accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s futures contracts held as of November 30, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on futures recognized in fund earnings during the six months ended November 30, 2023, and the related location on the accompanying Statement of Operations, is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded futures.
Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures, the fund is required to deposit
($000s) Location on Statement of
Assets and Liabilities Fair Value*
*
Liabilities
Equity derivatives Futures $ 815
Total $ 815
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 4,143
Total $ 4,143
Change in Unrealized
Gain (Loss)
Equity derivatives $ 817
Total $ 817

T. ROWE PRICE Retirement I 2025 Fund–I Class

collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of
Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of November 30, 2023, securities valued at $3,186,000 had been posted by the fund for exchange-traded  derivatives.
Futures Contracts  A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended
November 30, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 0% and 2% of net assets.
NOTE 4 - INVESTMENTS IN UNDERLYING PRICE FUNDS
Purchases and sales of the underlying Price Funds during the six months ended
November 30, 2023, aggregated $1,962,510,000 and $1,790,710,000, respectively.

T. ROWE PRICE Retirement I 2025 Fund–I Class

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $8,174,898,000. Net unrealized loss aggregated $12,020,000 at period-end, of which $688,201,000 related to appreciated investments and $700,221,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds. Certain officers and directors of the fund are also officers and directors of Price Associates and its subsidiaries and the underlying Price Funds.
The fund operates in accordance with an amended investment management agreement
(amended management agreement), between the corporation, on behalf of the fund, and Price Associates. Under the amended management agreement, the fund pays an all-inclusive annual fee that is based on a predetermined fee schedule that ranges from 0.46% to 0.34%, generally declining as the fund reduces its overall stock exposure along its investment glide path. The all-inclusive management fee covers investment management services and all of the fund’s operating expenses except for interest expense; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses. At November 30, 2023, the effective all-inclusive management fee rate was  0.38%.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the

T. ROWE PRICE Retirement I 2025 Fund–I Class

fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the fund pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest in the T. Rowe Price Transition Fund (Transition Fund) to
facilitate the fund’s transition between the various underlying Price Funds as the fund rebalances its allocation to the underlying Price Funds. There is no specific neutral allocation to the Transition Fund. In addition, the fund may also maintain a small position in the Transition Fund when it is not actively involved in a transition.
The fund does not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. At November 30, 2023, the fund held less than 25% of the outstanding shares of any underlying Price Fund.
As of November 30, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,165,379 shares of the Fund, representing less than 1% of the Fund's net assets.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.

T. ROWE PRICE Retirement I 2025 Fund–I Class

In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Retirement I 2025 Fund–I Class

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 3,760,846,130 132,596,975
Mark J. Parrell 3,741,085,680 151,452,563
Kellye L. Walker 3,765,871,774 127,480,835
Eric L. Veiel 3,752,900,925 140,358,004

T. ROWE PRICE Retirement I 2025 Fund–I Class

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Retirement I 2025 Fund–I Class

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Retirement I 2025 Fund–I Class

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
R413-051 1/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2024